Commitments and Contingencies (Details 2) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2019 (remainder)	$ 140,173	$ 186,132
2020	191,713	191,712
2021	197,462	197,464
Total	$ 529,348	$ 575,308